Average Annual Total Returns - Brighthouse/Dimensional International Small Company Portfolio	Apr. 30, 2021
MSCI World ex-U.S. Small Cap Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.78%
5 Years	9.63%
10 Years	6.98%
Class A
Average Annual Return:
1 Year	9.12%
5 Years	8.24%
10 Years	6.46%
Class B
Average Annual Return:
1 Year	8.79%
5 Years	7.98%
10 Years	6.20%